Deposits (Deposits Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits
Non-interest-bearing demand	$ 160,225	$ 156,493	$ 111,413
Interest-bearing negotiable orders of withdrawal (NOW)	105,795	91,829	76,251
Savings-passbook, statement, tiered, and money market	794,742	765,081	632,143
Certificates of deposit	482,419	480,123	553,035
Deposits, Total	$ 1,543,181	$ 1,493,526	$ 1,372,842